Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ (182,505)	$ 5,280
Asian Equity Exchange Group Co LTD [Member]
Cash flows from operating activities
Net income (loss)	(182,505)	5,280
Adjustment to reconcile net income to net cash generated from (used in) operations:
Depreciation	907	2,207
Amortization	261
Changes in operating assets and liabilities:
Prepayments	15,196	(23,298)
Other payables	35,904	69,466
Net cash generated from (used in) operating activities	(134,351)	58,517
Cash flows from investing activities
Purchases of intangible asset	(5,223)
Purchases of property and equipment	(28,100)	(20,409)
Net cash used in investing activities	(33,323)	(20,409)
Cash flows from financing activities
Payments received from (made to) a director	14,284	(14,284)
Advances from a director	195,399
Net cash generated from (used in) financing activities	209,683	(14,284)
Effect of foreign exchange rate	3,641	(1,169)
Net change in cash and cash equivalents	45,650	22,655
Cash and cash equivalents - beginning of period	22,655
Cash and cash equivalents - end of period	68,305	22,655
Supplemental Cash Flow
Cash paid for interest
Cash paid for income taxes